COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lease Expiration Date	Dec. 31, 2022		Dec. 31, 2021
Security deposit	$ 75,000		$ 75,000
Rent expense	$ 86,000	$ 72,000	$ 296,000	$ 247,000
Maximum distribution percentage of net proceeds from divestiture	10.00%		10.00%
Lease term			2 years
Lease commencing date			Jan. 01, 2020
Accrued bonuses			$ 426,000
Three Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Bonus expenses			1,030,000.00
October Two Thousand Twenty One To September Two Thousand Twenty Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lease payments	$ 309,000
Lease payments due thereafter	$ 75,000
July And December Two Thousand Twenty One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lease payments			$ 180,000